Summary of Significant Accounting Policies - Summary of Income from Discontinued Operations (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Discontinued Operations And Disposal Groups [Abstract]
Capitalized interest related to Discontinued Operations	$ 2,010